Note 23 - Equity-settled Share-based Expense - Option Activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)		Dec. 31, 2016 CAD ($)		Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Number of options outstanding and exercisable	92,280		448,184		513,184
Weighted average exercise price, options outstanding and exercisable	$ 5.85		$ 5.40		$ 5.55
Number of options expired or forfeited			(232,200)		(88,000)
Weighted average exercise price, expired or forfeited			$ 6.50		$ 5.55
Options granted	5,000	[1]	18,000	[1]	23,000
Weighted average exercise price, granted	$ 8.10		$ 11.50		$ 3.65
Number of options exercised	(69,280)		(141,704)
Weighted average exercise price, exercised	$ 4.50		$ 4.15
Number of options outstanding and exercisable	28,000		92,280		448,184
Weighted average exercise price, options outstanding and exercisable	$ 9.55		$ 5.85		$ 5.40

[1]	Amounts stated after the 1:5 share consolidation, refer note 19.